Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY SPECTRUM CURRENCY & COMMODITY L.P.
Entity Central Index Key	0001097396
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,878,074.196
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2014